UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $43 and $30, respectively; amortized cost of $52,808 and $19,341, respectively)	$ 52,597	$ 18,777
Equity securities, at fair value	2,804	3,663
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $66 and $60, respectively)	12,444	5,962
Private loans, at amortized cost (net of allowance for credit loss of $56 and $30, respectively)	2,871	1,198
Investment real estate (net of accumulated depreciation of $258 and $325, respectively)	2,163	861
Real estate partnerships	4,502	3,110
Investment funds	3,403	2,483
Policy loans	401	390
Short-term investments	2,910	3,115
Other invested assets	1,022	279
Total investments	85,117	39,838
Cash and cash equivalents	14,335	4,308
Accrued investment income	781	280
Deferred policy acquisition costs, deferred sales inducements and value of business acquired	10,539	2,468
Reinsurance funds withheld	1,573	7,248
Premiums due and other receivables	725	711
Ceded unearned premiums	545	401
Deferred tax asset	700	432
Reinsurance recoverables and deposit assets	10,275	3,388
Property and equipment (net of accumulated depreciation of $352 and $340, respectively)	294	294
Intangible assets (net of accumulated amortization of $42 and $9, respectively)	1,777	235
Goodwill	751	121
Other assets	1,855	730
Separate account assets	1,266	1,189
Total assets	130,533	61,643
Liabilities
Future policy benefits	10,920	9,813
Policyholders’ account balances	80,489	24,939
Policy and contract claims	7,397	7,288
Deposit liabilities	1,546	1,577
Market risk benefits	3,276	89
Unearned premium reserve	2,037	2,056
Other policyholder funds	343	335
Notes payable	657	174
Corporate borrowings	1,615	1,706
Subsidiary borrowings	2,846	1,863
Funds withheld for reinsurance liabilities	3,526	83
Separate account liabilities	1,266	1,189
Total liabilities	118,767	52,794
Mezzanine equity
Class A redeemable junior preferred shares ($25 par value)	2,751	2,694
Equity
Retained earnings	1,488	945
Accumulated other comprehensive income (loss)	382	(120)
Non-controlling interests	848	146
Total equity	9,015	6,155
Total liabilities, mezzanine equity and equity	130,533	61,643
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Equity
Common stock, carrying amount	1,571	1,577
Class C Shares
Equity
Common stock, carrying amount	4,726	3,607
Related Party
Liabilities
Due to related parties	734	564
Nonrelated Party
Liabilities
Other liabilities	$ 2,115	$ 1,118